Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents	$ 12,303,200	$ 41,663,405	$ 26,574,082	$ 14,145,329
Held-to-maturity securities	79,162	181,042
Federal Home Loan Bank stock	2,885,100	3,805,500
Mortgage loans held for sale	623,432	2,843,757
Loans, net	464,379,854	465,531,973
Deposits	487,318,939	500,014,715
Securities sold under agreements to repurchase	10,000,000	25,000,000
Subordinated debentures	15,465,000	15,465,000
Interest payable	250,361	399,684
Interest payable	250,361	399,684
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	12,303,200	41,663,405
Cash and cash equivalents	12,303,200	41,663,405
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Held-to-maturity securities	79,162	181,042
Held-to-maturity securities	81,089	193,482
Federal Home Loan Bank stock	2,885,100	3,805,500
Federal Home Loan Bank stock	2,885,100	3,805,500
Mortgage loans held for sale	623,432	2,843,757
Mortgage loans held for sale	623,432	2,843,757
Interest receivable	1,852,641	2,055,369
Interest receivable	1,852,641	2,055,369
Deposits	487,318,939	500,014,715
Deposits	476,503,513	500,580,070
FHLB and Federal Reserve advances	55,350,000	68,050,000
FHLB and Federal Reserve advances	57,185,083	72,035,160
Securities sold under agreements to repurchase	10,000,000	25,000,000
Securities sold under agreements to repurchase	7,978,555	25,114,464
Interest payable	250,361	399,684
Interest payable	250,361	399,684
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans, net	464,379,854	465,531,973
Loans, net	466,057,001	475,374,676
Subordinated debentures	15,465,000	15,465,000
Subordinated debentures	$ 15,465,000	$ 15,465,000